Contingent Liabilities and Financial Commitments - Non-Tobacco Related Litigation - Additional Information (Details) £ / shares in Units, € in Millions, ¥ in Millions																		1 Months Ended					3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 11, 2019 GBP (£)	Dec. 11, 2019 USD ($)	Mar. 07, 2019 GBP (£)	Feb. 06, 2019 GBP (£)	Feb. 06, 2019 USD ($)	Jun. 22, 2018 GBP (£)	Jun. 22, 2018 JPY (¥)	Apr. 30, 2018 GBP (£)	Apr. 30, 2018 HRK (kn)	Mar. 29, 2018 GBP (£)	Mar. 29, 2018 USD ($)	Oct. 11, 2017	Aug. 22, 2017 GBP (£)	Aug. 22, 2017 HRK (kn)	Jul. 25, 2017 Case Group	Feb. 10, 2017 GBP (£)	Feb. 10, 2017 USD ($)	Jun. 30, 2019 £ / shares	Jul. 31, 2016 EUR (€)	Sep. 30, 2014 GBP (£)	Sep. 30, 2014 USD ($)	May 31, 2012	Apr. 30, 2016 GBP (£)	Apr. 30, 2016 EUR (€)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Mar. 31, 2018 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 USD ($)	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 EUR (€)	Nov. 30, 2019 USD ($)	Nov. 30, 2017 GBP (£)	Nov. 30, 2017 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Ownership interest acquired															57.80%
Number of dissenting stockholders | Case															20
Number of groups justice dissenting stockholders | Group															3
Dissenters sought per share plus interest | £ / shares																		£ 92.17
Percentage of environmental clean-up costs commitment allocated to later period																				50.00%	50.00%
Environmental clean-up costs paid by related party																												£ 32,000,000	£ 25,000,000
Dividend paid by Sequana																																£ 114,000,000	€ 443	£ 375,000,000	€ 135
Legal costs			£ 10,000,000
Provision for environmental clean-up costs																												£ 73,000,000
Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Sequana | €																			€ 135
Windward Dividend Claim | Windward
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount																£ 140,000,000	$ 185,000,000
Initial litigation settlement amount awarded to Windward																£ 104,000,000	$ 138,000,000
Windward Dividend Claim | Sequana
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount liable to pay due to calculation change				£ 140,000,000	$ 185,000,000
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of environmental clean-up costs commitment with NCR																				50.00%	50.00%
Kalamazoo River
Disclosure Of Commitments And Contingencies [Line Items]
Past remediation costs										£ 42,000,000	$ 55,000,000
Kalamazoo River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Estimated recovery percentage by related party										40.00%	40.00%																	60.00%
Amount paid for attorneys fees and statutory interest										£ 17,000,000	$ 22,000,000
Payments to made on remediation work	£ 185,000,000	$ 245,000,000
Kalamazoo River | NCR And Appvion | Funding
Disclosure Of Commitments And Contingencies [Line Items]
Recovery amount for Future Sites																									£ 19,000,000	$ 25,000,000
Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Sequana																							£ 114,000,000	€ 135
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total estimated clean-up costs																														£ 623,000,000	$ 825,000,000
Case dismissed date												Oct. 11, 2017
Amount claimed by contractor on contractual dispute | $																																				$ 10,000,000
Percentage of environmental clean-up costs obligation commitment with NCR																												60.00%
Percentage of environmental clean-up costs demanded																						60.00%
Bottom of Range | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total NRDs																														0	0
Amount claimed by contractor on contractual dispute																																					£ 26,000,000	$ 35,000,000
Top of Range | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total NRDs																														£ 186,000,000	$ 246,000,000
Amount claimed by contractor on contractual dispute																																					£ 34,000,000	$ 45,000,000
Glo Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages claimed						£ 694,000	¥ 100
Mozambican IP Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation																											£ 573,000	£ 190,000,000
Windward | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																				£ 8,000,000	$ 10,000,000
Appvion | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																				19,000,000	25,000,000
Appvion | Kalamazoo River
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																				£ 19,000,000	$ 25,000,000
Georgia Pacific | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Payment of outstanding judgment to related party	£ 15,000,000	$ 20,000,000
Croatian Distributor Dispute
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation													£ 46,000,000	kn 408,000,000
Amount of claim against damages related to litigation								£ 46,000,000	kn 408,000,000